Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Services	$ 77,050,269	$ 71,745,105	$ 75,988,820
Royalties	10,439,063	9,907,313	10,005,977
Goods	806,907	805,690	932,198
Leases	15,225,584	14,903,526	14,830,186
Total revenue	$ 103,521,823	$ 97,361,634	$ 101,757,181